Segment information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Segment information
Net revenues	¥ 103,152,489	$ 14,955,705	¥ 117,059,678	¥ 101,858,489
Total income from operations	6,197,446	898,546	5,582,422	5,860,086
Total other (expenses) income	1,879,758		290,853	1,159,271
Income before income taxes and share of income of equity method investees	8,077,204		5,873,275	7,019,357
Depreciation
Depreciation	1,231,305	178,522	1,096,971	970,083
Interest income	764,018	110,772	671,461	449,017
Interest expenses	(24,258)	(3,517)	(14,461)	(67,357)
Share of loss of equity method investees, net of tax of nil	(6,559)	$ (951)	42,303	30,015
Assets	65,475,510		62,287,541		$ 9,493,057
Investments in equity method investees	2,162,872		2,476,868		$ 313,587
Total expenditure for additions of long-lived assets	3,102,589		3,578,645
Inter-segment
Segment information
Net revenues	(1,618,535)		(1,911,978)	(1,521,614)
Depreciation
Interest income	(252)		(301)	0
Interest expenses	252		301	0
Unallocated expenses
Segment information
Total income from operations	(1,207,581)		(1,021,805)	(986,425)
Vip.com
Depreciation
Depreciation	846,864		741,202	672,957
Assets	47,086,901		46,042,338
Investments in equity method investees	1,434,715		1,258,863
Total expenditure for additions of long-lived assets	1,073,082		1,808,285
Vip.com | Operating Segment
Segment information
Net revenues	100,806,644		114,189,757	99,324,590
Total income from operations	7,341,732		6,158,560	6,656,721
Depreciation
Interest income	622,686		528,294	313,183
Interest expenses	(23,573)		(13,864)	(61,850)
Share of loss of equity method investees, net of tax of nil	(117,176)		(54,715)	(74,794)
Shan Shan Outlets
Depreciation
Depreciation	298,624		208,091	125,254
Assets	13,489,858		10,692,051
Investments in equity method investees	728,157		1,218,005
Total expenditure for additions of long-lived assets	1,995,802		1,754,503
Shan Shan Outlets | Operating Segment
Segment information
Net revenues	1,858,668		1,579,032	1,151,331
Total income from operations	353,875		357,602	187,499
Depreciation
Interest income	53,659		57,732	63,282
Interest expenses	(685)		(597)	(5,507)
Share of loss of equity method investees, net of tax of nil	110,617		97,018	104,809
Others
Depreciation
Depreciation	85,817		147,678	171,872
Assets	4,898,751		5,553,152
Total expenditure for additions of long-lived assets	33,705		15,857
Others | Operating Segment
Segment information
Net revenues	2,105,712		3,202,867	2,904,182
Total income from operations	(290,580)		88,065	2,291
Depreciation
Interest income	87,925		85,736	72,552
Interest expenses	¥ (252)		¥ (301)	¥ 0